Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Customer	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Line Items]
Compensating balance	$ 89,250
Restricted cash restriction period	1 year
Restricted cash	7,246
Restricted investment	14,282
Annual interest rate on investments	4.00%
Short term investment	615,003	479,173
Account receivables maturities period	1 year
Concentration of credit risk insurance	The Company purchases export credit insurance to mitigate the risk of loss and accounts receivable impairment on shipments to our international distributors who have purchased our products under credit terms. Under these arrangements, the Company's insurer reviews the relevant customer contract and sales invoice and establishes a specified insurable amount (generally ranging from 80-90% of the outstanding invoice amount) based on the insurer's assessment of collectability.
Intangible assets impairment loss	308
Value added tax (VAT) percentage	17.00%	17.00%	17.00%
Amount of tax collected from customers on behalf of the tax authority	78,024	60,379	47,031
Value added tax (VAT) refund percentage	14.00%	14.00%	14.00%
Amount of VAT refund	26,898	21,525	17,690
Shipping and handling costs	21,230	18,189	13,979
Subsidies recognized as other income	1,725	1,960	5,093
Amortization expense for capitalized computer software	4,189	2,574	138
Advertising expenses	1,921	1,727	1,348
Customers accounting for ten percent or more of net revenue	0
Maximum
Significant Accounting Policies [Line Items]
Cash and cash equivalents, original maturity period	3 months
Investments maturity period	1 year
Percentage of contract and sales invoice reviewed to establishes a specified insurable amount	90.00%
Insurance claim collection period	18 months
Land use right estimated useful life	50
Estimated useful life	20 years
Minimum
Significant Accounting Policies [Line Items]
Investments maturity period	90 days
Percentage of contract and sales invoice reviewed to establishes a specified insurable amount	80.00%
Insurance claim collection period	12 months
Land use right estimated useful life	20
Estimated useful life	3 years
Forward Contracts
Significant Accounting Policies [Line Items]
Derivative notional amount	8,451	64,624
Derivative assets, fair value	56	891
Gain (loss) on derivative instruments	(835)	891
Non Cash
Significant Accounting Policies [Line Items]
Intangible assets impairment loss	308
High Credit Quality Banks
Significant Accounting Policies [Line Items]
Short term investment	596,480
High Credit Quality Banks | Maximum
Significant Accounting Policies [Line Items]
Annual Interest rate on investments	6.20%
High Credit Quality Banks | Minimum
Significant Accounting Policies [Line Items]
Annual Interest rate on investments	3.10%
Core Technology - self-developed software
Significant Accounting Policies [Line Items]
Amount capitalized	12,073	14,040	8,837
Core Technology - self-developed software | Maximum
Significant Accounting Policies [Line Items]
Estimated useful life	7 years
Core Technology - self-developed software | Minimum
Significant Accounting Policies [Line Items]
Estimated useful life	3 years
Short-term Investments | Group Eleven
Significant Accounting Policies [Line Items]
Short term investment		331,817
Annual Interest rate on investments		7.00%
Short-term Investments | onward lending
Significant Accounting Policies [Line Items]
Short term investment		$ 143,899
Annual Interest rate on investments		7.00%